SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,517,926	$ 1,517,926
Accumulated Amortization	(206,393)	(140,525)
Net Carrying Value		1,377,401
Net Carrying Value	3,608,949	3,608,949	$ 4,523,040
Net Carrying Value	$ 1,311,533	$ 1,377,401	$ 1,509,136
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	Indefinite	Indefinite
Cost	$ 4,523,040	$ 4,523,040
Impairment	(914,091)	(914,091)
Net Carrying Value	$ 3,608,949	$ 3,608,949
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	13 years 6 months	14 years
Cost	$ 693,330	$ 693,330
Accumulated Amortization	(69,332)	(46,222)
Net Carrying Value		$ 647,108
Net Carrying Value	$ 623,998
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	13 years 6 months	14 years
Cost	$ 710,060	$ 710,060
Accumulated Amortization	(71,004)	(47,337)
Net Carrying Value		$ 662,723
Net Carrying Value	$ 639,056
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Useful Life	1 year 3 months	1 year 9 months
Cost	$ 114,536	$ 114,536
Accumulated Amortization	(66,057)	(46,966)
Net Carrying Value		$ 67,570
Net Carrying Value	$ 48,479